Contingencies (Details)	1 Months Ended				3 Months Ended								9 Months Ended	12 Months Ended				21 Months Ended	33 Months Ended	48 Months Ended	60 Months Ended	102 Months Ended
	May 31, 2014 USD ($)	Sep. 30, 2011 USD ($)	Oct. 31, 2009 USD ($)	May 31, 2000 USD ($)	Dec. 31, 2015 USD ($) employees	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) employees	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2007 USD ($)	May 31, 2012 USD ($)	Jul. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) employees
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies					$ 18,294,000				$ 18,463,000					$ 18,294,000	$ 18,463,000							$ 18,294,000
Cost of products sold (exclusive of depreciation and amortization)					1,706,406,000	$ 1,895,772,000	$ 2,177,887,000	$ 1,741,310,000	2,448,502,000	$ 3,379,555,000	$ 3,731,169,000	$ 3,160,737,000		7,521,375,000	12,719,963,000	$ 8,690,222,000
Environmental Issue [Member] | Gallup 2013 Risk Management Plan General Duty Settlement [Member] | Four Corners Refineries [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount													$ 200,000
Environmental Costs Recognized, Capitalized in Period														0
Environmental Issue [Member] | Bloomfield 2007 NMED Remediation Order [Member] | Four Corners Refineries [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period																						4,500,000
Environmental Issue [Member] | Bloomfield 2007 NMED Remediation Order [Member] | Maximum [Member] | Four Corners Refineries [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					3,500,000									3,500,000								3,500,000
Environmental Issue [Member] | Gallup 2007 Resource Conservation Recovery Act Inspection [Member] | Four Corners Refineries [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount			$ 700,000															$ 200,000
Loss Contingency, Loss in Period																				$ 38,600,000
Environmental Issue [Member] | Texas Natural Resources Conservation Commision [Member] | El Paso Facility [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 200,000
Environmental Issue [Member] | Texas Natural Resources Conservation Commision [Member] | Maximum [Member] | El Paso Facility [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies					6,600,000									6,600,000								6,600,000
Loss Contingency Accrual, Insurance-related Assessment, Policy Surcharge Asset				$ 20,000,000
Product Liability Contingency, Third Party Recovery, Percentage				60.00%
Environmental Issue [Member] | Four Corners 2005 Consent Agreements [Member] | Four Corners Refineries [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount																			$ 2,700,000
Loss Contingency, Loss in Period														100,000	1,900,000						$ 50,800,000
Environmental Issue [Member] | Environmental Protection Agency [Member] | El Paso Facility [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount		$ 1,500,000
Loss Contingency, Loss in Period																				43,200,000
Environmental Issue [Member] | Installation of Flare Gas System [Member] | El Paso Facility [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period																	$ 15,200,000
Environmental Issue [Member] | Nitrogen Oxides (NOx) Emission Controls [Member] | El Paso Facility [Member]
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period																				$ 28,000,000
Environmental Issue [Member] | Gallup 2014 Environmental Protection Division of NMED Settlement [Member] | Four Corners Refineries [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 100,000
Environmental Costs Recognized, Capitalized in Period														0
Environmental Issue [Member] | NTI MPCA Waste Water Permit [Member] | Maximum [Member] | St. Paul Park, Minnesota [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					6,000,000				5,800,000					6,000,000	5,800,000							6,000,000
Gain (Loss) Related to Litigation Settlement														3,500,000
Environmental Issue [Member] | Renewable Identification Number [Member]
Loss Contingencies [Line Items]
Cost of products sold (exclusive of depreciation and amortization)														35,500,000	28,200,000	$ 30,500,000
Northern Tier Energy LP [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Discount					$ 2,600,000				2,900,000					$ 2,600,000	2,900,000							$ 2,600,000
Fair Value Assumptions, Expected Term														22 years
Accrual for Environmental Loss Contingencies, Discount Rate					2.74%									2.74%								2.74%
Effect on Future Cash Flows, Amount														$ 3,200,000
Accrual for Environmental Loss Contingencies					$ 8,600,000				8,700,000					8,600,000	8,700,000							$ 8,600,000
Loss Contingency, Receivable					$ 100,000				$ 200,000					$ 100,000	$ 200,000							$ 100,000
Refining Group [Member] | Northern Tier Energy LP [Member]
Loss Contingencies [Line Items]
Entity Number of Employees | employees					185									185								185
Retail Group [Member] | Northern Tier Energy LP [Member]
Loss Contingencies [Line Items]
Entity Number of Employees | employees					25									25								25